COLUMBIA FUNDS SERIES TRUST

225 Franklin Street

Boston, MA 02110

July 1, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)

Columbia Convertible Securities Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund II

      (formerly known as Columbia Marsico 21st Century Fund)

Columbia Large Cap Growth Fund III

     (formerly known as Columbia Marsico Focused Equities Fund)

Columbia Large Cap Growth Fund V

    (formerly known as Columbia Marsico Growth Fund)

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Overseas Value Fund

Columbia Select Global Growth Fund

    (formerly known as Columbia Marsico Global Fund)

Columbia Select International Equity Fund

Columbia Select Large Cap Equity Fund

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Post-Effective Amendment No. 156

Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 156 (Amendment). This Amendment was filed electronically on June 27, 2016.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

/s/ Joseph L. D’Alessandro Joseph L. D’Alessandro Assistant Secretary Columbia Funds Series Trust